SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2025, 2024 and 2023 are presented below:

	2025	2024	2023
Unpaid acquisition of PPE	3,035,628	26,367,360	20,351,112
Principal payment of financial lease (1)	9,498,794	9,856,279	7,688,661
Income tax paid through the use of financial assets at fair value through profit or loss	166,052,445	-	-
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.